Schedule of credit risk exposure by type (Details) - Credit risk [member] - INR (₨) ₨ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other receivables	₨ 870,452	₨ 2,368,395
Other financial assets	692,030	1,063,024
Total	₨ 1,562,482	₨ 3,431,419